Equity - Share Capital (Detail) - shares	Dec. 31, 2015	Mar. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common shares	668,034,000		286,155,000
Preferred shares	157,727,000		572,317,000
Total	825,761,000		858,472,000
Treasury shares	150,094,000		15,706,000
Common shares outstanding	519,752,000		277,730,000
Preferred shares outstanding	155,915,000		565,036,000
Total outstanding shares	675,667,000		842,766,000
Common Stock
Class of Stock [Line Items]
Treasury shares	148,282,000	474,348,720	8,425,000	84,251,000
Preferred Stock
Class of Stock [Line Items]
Treasury shares	1,812,000	948,697,440	7,281,000	72,808,000